Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 4,470	$ 10,598
Short-term investments	350	555
Accounts receivable, net of allowances of $882 and $739	13,457	13,993
Inventories	1,252	1,153
Assets held for sale	792	552
Prepaid expenses and other	1,959	2,648
Total current assets	22,280	29,499
Plant, property and equipment	220,163	230,508
Less accumulated depreciation	136,622	140,561
Plant, property and equipment, net	83,541	89,947
Investments in unconsolidated businesses	796	802
Wireless licenses	86,575	75,341
Goodwill	25,331	24,639
Other intangible assets, net	8,338	5,728
Non-current assets held for sale	10,267
Deposit for wireless licenses		921
Other assets	7,512	5,739
Total assets	244,640	232,616
Current liabilities
Debt maturing within one year	6,489	2,735
Accounts payable and accrued liabilities	19,362	16,680
Liabilities related to assets held for sale	463
Other	8,738	8,572
Total current liabilities	35,052	27,987
Long-term debt	103,705	110,536
Employee benefit obligations	29,957	33,280
Deferred income taxes	45,484	41,563
Non-current liabilities related to assets held for sale	959
Other liabilities	$ 11,641	$ 5,574
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 4,242,374,240 shares issued in each period)	$ 424	$ 424
Contributed capital	11,196	11,155
Reinvested earnings	11,246	2,447
Accumulated other comprehensive income	550	1,111
Common stock in treasury, at cost	(7,416)	(3,263)
Deferred compensation - employee stock ownership plans and other	428	424
Noncontrolling interests	1,414	1,378
Total equity	17,842	13,676
Total liabilities and equity	$ 244,640	$ 232,616